UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGSOF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-4643

VOLUMETRIC FUND, INC.
(Exact name of registrant as specified in charter)

87 Violet Drive
Pearl River, New York 10965
(Address of principal executive offices) (Zip code)

Irene Zawitkowski
Chief Executive Officer

VOLUMETRIC FUND, INC.
87 Violet Drive
Pearl River, New York 10965

(Name and address of agent for service)

Registrant's telephone number, including area code: (845) 623-7637

Date of fiscal year end: December 31, 2019

Date of reporting period: March 31, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5, to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

March 31, 2019

Volumetric Fund, Inc.

   Conservative Equity Growth Fund

First Quarter

Report 2019

To our Shareholders:

Volumetric Fund’s (“Fund”) net asset value (“NAV”) per share has advanced 10.2% in the first quarter of 2019. Overall, as of March 31, 2019, the Fund’s NAV has advanced $1.87, from $18.42 at December 31, 2018 to $20.29, as of March 31, 2019. Our cash and money market positions, at the end of the first quarter, were 7.0% and securities were 93.0%.

The Volumetric Index, which measures the value of a hypothetical investment of $10,000 in Volumetric Fund since its inception on January 1, 1979, climbed to $338,018. This is equivalent to a 9.14% average annual compounded growth rate since the Fund’s inception 40 1/4 years ago.

PORTFOLIO REVIEW (Unaudited)

At the end of the first quarter we had 70 securities in our portfolio. The average security had an unrealized gain of 32.6%. Our portfolio contained 54 gainers and 16 losers. As of March 31, our best percentage gainer was Cintas Corp. with a 184.0% gain. Our worst performer was Bristol-Meyers Squibb Co., with a 10.7% loss.

During the first quarter, we purchased 25 stocks and sold 6 stocks, as indicated below:

Purchases: Adobe Systems Inc, Alphabet Inc - Class A, Amphenol Corp., Apple Inc., Applied Materials Inc., Broadridge Financial Solutions Inc., Cardinal Health Inc., Caterpillar Inc., Chevron Corp., Coca-Cola Co., Electronic Arts Inc., Fedex Corp., Flir Systems Inc., General Dynamics Corp., Harris Corp., J.M. Smucker Co., JPMorgan Chase & Co., LKQ Corp., Mohawk Industries Inc., NVIDIA Corp., Paychex Inc., PNC Financial Services Corp., Textron Inc., Unum Group., and Vulcan Materials Co.

Sales: Alaska Air Group Inc., Charles Schwab Corp., Estee Lauder Companies Inc., PVH Corp., Raytheon Co. and UnitedHealth Group Inc.

Our most profitable sale of a stock, on a percentage basis, was United Health Group Inc.  with a 37.92% gain. Conversely, our worst performing sale of a stock, on a percentage basis was Raytheon Co. with a 22.6% loss.  The Fund has been aggressively decreasing the cash position during the first quarter, hence 25 stocks were purchased while only 6 stocks qualified for sale.

TOP STOCK GAINERS (Unaudited)

As of March 31, 2019, our ten greatest unrealized stock percentage gainers are listed below. See “Statement of Net Assets” on page 3 for details.

Stock Name	Unrealized Gain (%)	% of Fund's Net Assets
Cintas Corp.	184.0%	2.3%
HP Inc.	170.2%	0.8%
Autodesk Inc.	159.8%	2.3%
Livent Corp.	135.2%	0.3%
FMC Corp.	109.9%	1.7%
Microsoft Corp.	105.3%	1.8%
Atmos Energy Corp.	102.5%	0.7%
Waste Connections Inc.	102.4%	2.6%
Visa Inc.	86.2%	1.8%
Amazon.com Inc.	85.7%	1.9%

ANNUAL MEETING

The Volumetric Fund Annual Meeting of shareholders will be held at 8 p.m., Thursday, June 6, 2019, at the Holiday Inn, 329 Route 303, Orangeburg, New York. Invitations and proxy statements will be sent out to shareholders in April. Shareholders of record at the close of business on April 18, 2019, are entitled to receive proxy material and an invitation to attend the meeting.

At the meeting, as described in the Proxy Statement, you will be asked to elect nine directors and to ratify the appointment of BBD, LLP, as the independent registered public accounting firm, of the Fund, for calendar year 2019. We will also review Volumetric Fund’s year to date performance.

PRIVACY POLICY

According to federal law and regulations, financial institutions, including mutual funds, are required to disclose their privacy policy to their clients and shareholders annually. To meet this requirement, the Fund’s Privacy Policy is described in the following paragraphs.

Volumetric Fund and its affiliate Volumetric Advisers, Inc. work hard to maintain the highest standard of confidentiality and to respect the privacy of its shareholders and clients. The non-public personal information collected about you comes primarily from the account applications or other forms you submit to Volumetric Fund, Inc.

We do not market or disclose information about you to anyone, except as permitted by law.  For example, this may include disclosing information according to your express consent to fulfill your instructions, such as in a mortgage application, or to comply with applicable laws and regulations.

We limit information about you to those of our employees who are involved in servicing your account.  We maintain physical, electronic, and procedural safeguards that are designed to comply with federal standards to guard the information. If our relationship ends, we will continue to treat the information as described in this Privacy Policy notice.

This notice complies with Federal law and SEC regulations regarding privacy.  If you have any questions or concerns please contact us at Volumetric Fund, Inc.

UPDATE AND OTHER NEWS

We are pleased to announce that on April 12, 2019, Volumetric Fund’s NAV reached $20.93, up 13.63% since the beginning of the year. The overall market is having one of its best starts to a year since 1998. The statistic, that the pre-election year is the best year of the election cycle, is holding true for 2019.

As of this writing, our Volume Indicator has fluctuated between an overall stock market indicator of a +2 to +3 since mid-February. This indicator measures money flows into and out of the stock market. (A value of +3 is the most bullish, and a value of -3 is the most bearish).  Our current stock market indicator, which is somewhat bullish, dictates a cautiously aggressive investing environment, and consequently our cash position has been reduced to 6.4%, as of April 12th.

Thank you for your continued trust and confidence. If you are interested in obtaining our prospectus and general information about the Fund, please visit our website, www.volumetric.com. Also, do not hesitate to call us at 800-541-FUND, if you have any questions.

We hope to see many of you at our Annual meeting on June 6, 2019. Please do not hesitate to call us, if you have any questions.

April 15, 2019

Gabriel Gibs

   Irene Zawitkowski        Jeffrey Gibs

Chair Emeritus

   Chair & CEO                President

VOLUMETRIC FUND, INC.
STATEMENT OF NET ASSETS
March 31, 2019
(unaudited)

Equities: 93.0%

SHARES	COMPANY	VALUE
	Aerospace & Defense -- 4.6%	
2,300	General Dynamics Corp	$ 389,344
2,500	Harris Corp	399,275
2,000	L3 Technologies Inc	412,740
6,800	Textron Inc	344,488
		1,545,847
	Chemicals -- 5.7%	
2,400	Air Products & Chemicals	458,304
7,300	FMC Corp	560,786
2,900	International Flavors & Fragrances Inc	373,491
6,827	Livent Corp*	83,836
16,000	Mosaic Company	436,960
		1,913,377
	Computer Software -- 8.4%	
1,500	Adobe Systems Inc*	399,735
5,000	Autodesk Inc*	779,100
3,900	Electronic Arts Inc*	396,357
5,200	Microsoft Corp	613,288
3,700	Salesforce.com Inc*	585,969
		2,774,449
	Computers and Semiconductors -- 7.8%	
2,400	Apple Inc	455,880
9,600	Applied Materials Inc	380,736
14,000	HP Inc	272,020
7,900	Intel Corp	424,230
8,700	NetApp Inc	603,258
2,600	NVIDIA Corp	466,856
		2,602,980
	Construction -- 6.2%	
6,200	Jacobs Engineering Group	466,178
8,600	Lennar Corp	422,174
7,300	Owens Corning	343,976
10,900	Quanta Services Inc	411,366
450	Resideo Technologies Inc*	8,681
3,600	Vulcan Materials Co	426,240
		2,078,615
	Distributors -- 1.2%	
14,000	LKQ Corp*	397,320
		397,320
	Electrical Equipment -- 1.5%	
6,200	Ametek Inc	514,414
		514,414
	Electronic Services -- 5.9%	
3,300	Automatic Data Processing Inc	527,142
3,900	Broadridge Financial Solutions Inc	404,391
5,200	Paychex Inc	417,040
3,900	Visa Inc Class A	609,141
		1,957,714
	Electronics -- 5.0%	
4,400	Amphenol Corp	415,536
10,400	Cisco Systems Inc	561,496
10,100	Corning Inc	334,310
7,800	Flir Systems Inc	371,124
		1,682,466
	Energy -- 2.1%	
3,200	Chevron Corp	394,176
3,700	Exxon Mobil Corporation	298,960
		693,136
	ETF (Exchange Traded Fund) -- 4.2%	
5,000	SPDR S&P 500 Trust	1,412,400
		1,412,400
	Financials -- 5.5%	
900	Blackrock Inc	384,633
3,500	JPMorgan Chase & Co	354,305
3,100	PNC Financial Services Corp	380,246
4,500	Torchmark Corp	368,775
10,100	Unum Group	341,683
		1,829,642
	Food & Beverage -- 3.8%	
7,400	Coca-Cola Co	$ 346,764
3,600	J.M. Smucker Co	419,400
3,300	McCormick & Co Inc (Non-Vtg)	497,079
		1,263,243
	Healthcare -- 4.9%	
6,700	Bristol-Meyers Squibb Co	319,657
7,300	Cardinal Health Inc	351,495
6,500	Merck & Co	540,605
1,000	Regeneron Pharmaceuticals Inc*	410,620
		1,622,377
	Industrial Conglomerates -- 3.0%	
2,700	Honeywell International Inc	429,084
1,700	Roper Technologies Inc	581,349
		1,010,433
	Industrial Machinery -- 1.2%	
2,900	Caterpillar Inc	392,921
		392,921
	Materials -- 1.4%	
4,000	Avery Dennison Corp	452,000
		452,000
	Media -- 1.2%	
3,500	The Walt Disney Co	388,605
		388,605
	Restaurants -- 1.3%	
3,600	Darden Restaurants Inc	437,292
		437,292
	Retail -- 4.6%	
350	Amazon.com Inc*	623,262
2,200	Costco Wholesale Corp	532,708
2,900	Mohawk Industries Inc*	365,835
		1,521,805
	Services -- 7.6%	
350	Alphabet Inc - Class A*	411,911
3,800	Cintas Corp	768,018
5,900	Republic Services Inc	474,242
9,900	Waste Connections Inc	877,041
		2,531,212
	Textile - Apparel Clothing -- 1.3%	
5,000	Nike Inc. Cl B	421,050
		421,050
	Transportation -- 3.9%	
6,200	Expeditors Int'l of Washington Inc	470,580
2,200	Fedex Corp	399,102
270	Garrett Motion Inc*	3,977
12,500	Werner Enterprises Inc	426,875
		1,300,534
	Utilities -- 0.7%	
2,300	Atmos Energy Corp	236,739
		236,739

TOTAL EQUITIES (Cost: $24,231,652)	**30,980,571**
INVESTMENT COMPANY 6.6%	
2,213,174 Shares -- Fidelity Invest Money Mkt Gov Port Class I, 2.31%** (Cost: $2,213,174)	2,213,174
TOTAL INVESTMENTS (Cost: $26,444,826): 99.6%	**33,193,745**
CASH EQUIVALENTS/RECEIVABLE: 0.4%	
Cash	87,008
Dividends and Interest Receivable	42,176
TOTAL CASH EQUIVALENTS/ RECEIVABLES	**129,184**
TOTAL ASSETS	**33,322,929**
Less Liabilities:	-
NET ASSETS 100.0%	**$ 33,322,929**
VOLUMETRIC SHARES OUTSTANDING	**1,642,511**
NET ASSET VALUE,OFFERING & REDEMPTION PRICE PER SHARE	**$20.29**

Legend - *Non-income producing security. ** Variable Rate Security. The rate presented is as of March 31, 2019.

Other Information - At March 31, 2019, the cost of investment securities for income tax purposes was $26,444,827. Net unrealized appreciation aggregated, $6,748,919, of which $6,966,220 related to appreciated investment securities and $217,301 related to depreciated investment securities. For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

        Volumetric Fund, Inc.

87 Violet Drive

Pearl River, New York 10965

845-623-7637

800-541-FUND

Ticker: VOLMX

www.volumetric.com

info@volumetric.com

Investment Adviser and

Transfer Agent

Volumetric Advisers, Inc.

Pearl River, New York 10965

Custodian

U.S. Bank N.A.

Milwaukee, WI  53212

Independent Registered Public

Accounting Firm

BBD, LLP

Philadelphia, Pennsylvania 19103

Board of Directors

Jeffrey M. Gibs

Josef Haupl

Alexandre M. Olbrecht, Dr.

Cornelius O’Sullivan

Stephen J. Samitt

Allan A. Samuels

David L. Seidenberg

Raymond W. Sheridan

Irene J. Zawitkowski, Chair

Officers

Gabriel J. Gibs

    Chair Emeritus, Portfolio Co-Manager

Irene J. Zawitkowski

    Chair, CEO, Senior Portfolio Manager

Jeffrey M. Gibs

    President, Portfolio Co-Manager, CCO

Valuation of Securities: Investments in securities traded on a national securities exchange (or reported on the NASDAQ national market) are valued at the closing price on the day of valuation. If a market quote is not available, the Fund will value the security at fair market value as determined in good faith by Volumetric Advisers, Inc., as directed by the Board of Directors.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires certain disclosures about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•

Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

•

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not necessarily indications of the risk associated with investing in those securities.

As of March 31, 2019, all of the securities held by the Fund were valued using Level 1 inputs. See the Fund’s Statement of Net Assets for a listing of securities valued using Level 1 inputs by security type and industry type, as required by GAAP. There were no transfers among Levels 1, 2 and 3 for quarter ending March 31, 2019. Transfers are recognized at the end of the reporting periods.

ITEM 2.

CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.

EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act,

------------------------------------------------------------------------------------------------------------------------

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Volumetric Fund, Inc.

By

/s/    Irene Zawitkowski

                                        April 17, 2019

           ------------------------------------------                           ----------------------------

       Irene Zawitkowski, CEO                                         Date

Date:

April 17, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/    Irene Zawitkowski

                                        April 17, 2019

           ------------------------------------------                           ----------------------------

       Irene Zawitkowski, CEO                                         Date

By

/s/    Jeffrey Gibs

                                  April 17, 2019

           ------------------------------------------                           ----------------------------

       Jeffrey Gibs, President                                           Date